Derivative Financial Instruments - Details of Currency Forward Contracts (Detail) - Dec. 31, 2019 - Currency forward contracts [member] ₺ in Thousands, $ in Thousands	TRY (₺)	USD ($)
Disclosure of detailed information about financial instruments [line items]
Current Derivative Financial Instruments Liabilities, Fair Value	₺ 7,585
28 February 2020[Member]
Disclosure of detailed information about financial instruments [line items]
Current Derivative Financial Instruments Liabilities, Buy - Notional Amount | $		$ 30,000
Current Derivative Financial Instruments Liabilities, Fair Value	2,081
30 March 2020 [Member]
Disclosure of detailed information about financial instruments [line items]
Current Derivative Financial Instruments Liabilities, Buy - Notional Amount | $		7,500
Current Derivative Financial Instruments Liabilities, Fair Value	952
29 June 2020 [Member]
Disclosure of detailed information about financial instruments [line items]
Current Derivative Financial Instruments Liabilities, Buy - Notional Amount | $		7,500
Current Derivative Financial Instruments Liabilities, Fair Value	916
30 March 2020 [Member]
Disclosure of detailed information about financial instruments [line items]
Current Derivative Financial Instruments Liabilities, Buy - Notional Amount | $		10,000
Current Derivative Financial Instruments Liabilities, Fair Value	1,038
29 June 2020 [Member]
Disclosure of detailed information about financial instruments [line items]
Current Derivative Financial Instruments Liabilities, Buy - Notional Amount | $		10,000
Current Derivative Financial Instruments Liabilities, Fair Value	1,016
30 March 2020 [Member]
Disclosure of detailed information about financial instruments [line items]
Current Derivative Financial Instruments Liabilities, Buy - Notional Amount | $		7,500
Current Derivative Financial Instruments Liabilities, Fair Value	797
29 June 2020 [Member]
Disclosure of detailed information about financial instruments [line items]
Current Derivative Financial Instruments Liabilities, Buy - Notional Amount | $		$ 7,500
Current Derivative Financial Instruments Liabilities, Fair Value	₺ 785